PROMISSORY NOTE TO RELATED PARTIES	12 Months Ended
Jun. 30, 2025
PROMISSORY NOTE TO RELATED PARTIES
PROMISSORY NOTE TO RELATED PARTIES

NOTE 13 - PROMISSORY NOTE TO RELATED PARTY

	As of June 30,
	2025	2024

Promissory Note to related party	$-	$591,170

The following is a reconciliation of the beginning and ending balances of promissory notes payable using Level 3 inputs:

	As of June 30,
	2025	2024

Balance at the beginning of year	$591,170	$487,790
Accretion of liability	84,718	103,380
Converted to Company’s restricted Common Stock	(675,888)	-
Balance at the end of year	$-	$591,170

On March 13, 2023, the Company and its former indirect wholly-owned subsidiary Champmark Sdn Bhd (“CSB”) entered into a Settlement of Debts Agreement (the “SDA Agreement”) for the settlement in full of CSB’s account payable to a related party, Borneo Oil Corporation Sdn Bhd (“BOC”) by way of the issuance of a two year term Promissory Note with the face value (principal) amount of $675,888, and bearing 2% coupon interest. The Note was repayable by May 12, 2025, either in cash or by the issuance of the Company’s restricted Common Stock priced at $0.07 per share at the discretion of the holder of the Promissory Note. The fair value of the Promissory Note of $481,023 was calculated using the net present value of estimated future cash flows with the assumptions of risk free rate at 4.03%, credit spread of 11.6% and liquidity risk premium of 5.6%. On August 16, 2024, the Company entered into a Supplementary Agreement to the SDA Agreement and Promissory Note with the Creditor to convert the total amount of $675,888 into 9,655,542 shares of the Company’s restricted Common Stock at the agreed conversion price of $0.07 per share for issuance on August 16, 2024. A total of 9,655,542 shares of the Company’s restricted Common Stock were issued on August 16, 2024, to Borneo Oil Berhad, the appointed nominee of the Creditor, to settle in full the total of $675,888 of CSB’s account payable to the Creditor. In accordance with ASC 470-50-40-2 and ASC 850, the Company accounted for this transaction by derecognizing the liability at its carrying amount and recognizing the corresponding entry within equity. As the transaction involved a related party, no gain or loss was recognized in the consolidated statements of operations. The issuance of equity in satisfaction of debt is classified as a non-cash financing activity and is disclosed as such in the consolidated statements of cash flows.

As of August 16, 2024, there were no remaining balances payable to or receivable from BOC related to this transaction.

The Company recorded accretion of liability on promissory notes of $84,718 and $103,380 and presented as interest expense on promissory notes for the year ended June 30, 2025 and 2024, respectively. Interest on promissory note at 2% were $1,738 and $13,536 for the year ended June 30, 2025 and 2024, respectively.